Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Suppliers	$ 14,672	$ 20,678
Accounts payable	$ 28,748	35,080
Accounts payable settlement days	90 days
Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 14,076	14,402
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	7,333	62
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,333	625
Other related parties | Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,322	0
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	734	9,684
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	507	25
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	424	1,076
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	286	1,888
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	137	257
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 0	$ 785